Investment properties (Tables)	12 Months Ended
Jun. 30, 2025
Investment properties
Schedule of balance by type of investment property
	06.30.2025		06.30.2024
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of year	1,515,809	924,467	2,120,704	916,340
Additions	26,944	47,567	6,217	12,400
Disposals	(9,089)	(18)	(55,236)	-
Transfers	(111,140)	(3,824)	(56,953)	(9)
Net (loss) / gain from fair value adjustment	(438,333)	457,408	(481,805)	(4,316)
Additions of capitalized leasing costs	65	117	22	298
Amortization of capitalized leasing costs (i)	(131)	(250)	(188)	(246)
Currency translation adjustment	(5,477)	-	(16,952)	-
Fair value at the end of the year	978,648	1,425,467	1,515,809	924,467

Schedule of recognized in the Statements of Income
	06.30.2025	06.30.2024
Leased out farmland	74,005	89,955
Offices and other rental properties	276,149	444,474
Shopping malls (i)	1,439,736	956,400
Undeveloped parcels of land	611,617	946,585
Properties under development	2,608	2,862
Total	2,404,115	2,440,276
	06.30.2025	06.30.2024
Córdoba Shopping (i)	19,494	27,179
Total	19,494	27,179
	06.30.2025	06.30.2024	06.30.2023
Revenues	406,348	379,325	381,024
Direct operating expenses	(131,642)	(115,834)	(123,692)
Development expenses	(14,865)	(1,848)	(1,359)
Net unrealized gain / (loss) from fair value adjustment of investment property (i)	15,923	(521,760)	(330,388)
Net realized gain from fair value adjustment of investment property (ii)	3,152	35,639	62,707

Schedule of fair value measurements of investment properties
				06.30.2025 (i)		06.30.2024 (i)		06.30.2023 (i)
Description	Valuation technique	Parameters	Fiscal year 2025 / 2024 / 2023	Increase	Decrease	Increase	Decrease	Increase	Decrease
Shopping Malls (Level 3)	Discounted cash flows	Discount cash flows rate	11.08% / 15.40% / 15.25%	(28,789)	30,669	(21,136)	22,438	(19,460)	20,843
		Discount perpetually rate	10.63% / 14.11% / 14.20%	(112,417)	149,290	(42,692)	53,024	(45,832)	56,414
		Grouth perpetually rate	2.4% / 2.4% / 2.4%	92,603	(72,527)	29,104	(24,523)	34,757	(29,328)
		Inflation	(*)	88,284	(82,775)	46,342	(44,520)	124,586	(113,796)
		Devaluation	(*)	(129,588)	158,385	(84,041)	92,445	(83,302)	91,632